CONVERTIBLE REDEEMABLE PREFERRED STOCK, COMMON STOCK AND NON-CONTROLLING INTEREST (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Beginning balance	$ 9,840,005	$ 7,750,585
Gross amount of dividend accrued	13,781,469	15,267,305
Paid in kind	(167,305)	(12,177,885)
Less: current portion	(276,666)	(1,000,000)
Ending balance	23,177,503	9,840,005
Common Stock Dividend 2008 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	2,774,125	5,897,700
Gross amount of dividend accrued	0	0
Paid in kind	0	(2,123,575)
Less: current portion	(100,000)	(1,000,000)
Ending balance	2,674,125	2,774,125
Convertible Redeemable Preferred Stock Dividend 2011 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	0	1,852,885
Gross amount of dividend accrued	0	0
Paid in kind	0	(1,852,885)
Less: current portion	0	0
Ending balance	0	0
Common Stock Special Dividend 2012 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	6,898,575	0
Gross amount of dividend accrued	0	9,100,000
Paid in kind	0	(2,201,425)
Less: current portion	0	0
Ending balance	6,898,575	6,898,575
Preferred Stock Catch-up Dividend 2012 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	167,305	0
Gross amount of dividend accrued	0	167,305
Paid in kind	(167,305)	0
Less: current portion	0	0
Ending balance	0	167,305
Common Stock Dividend 2012 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	0	0
Gross amount of dividend accrued	0	6,000,000
Paid in kind	0	(6,000,000)
Less: current portion	0	0
Ending balance	0	0
Common Stock Dividend 2013 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	0	0
Gross amount of dividend accrued	12,700,000	0
Paid in kind	0	0
Less: current portion	0	0
Ending balance	12,700,000	0
Odyssey And Orion Dividend 2013 [Member]
Noncontrolling Interest [Line Items]
Beginning balance	0	0
Gross amount of dividend accrued	1,081,469	0
Paid in kind	0	0
Less: current portion	(176,666)	0
Ending balance	$ 904,803	$ 0